VANECK URANIUM AND NUCLEAR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.7%
Australia : 6.9%
Deep Yellow Ltd. * † 47,740,632 $ 59,182,392
Paladin Energy Ltd. * † ‡ 24,525,401 193,898,631
Silex Systems Ltd. * † ‡ 16,749,177 63,415,153
316,496,176
Canada : 17.1%
Cameco Corp. (USD) 3,352,587 364,124,474
Denison Mines Corp. (USD) *
† ‡ 54,401,502 192,037,302
IsoEnergy Ltd. * 2,343,511 24,752,501
NexGen Energy Ltd. (USD) *
† 17,215,665 199,701,714
780,615,991
China : 7.7%
CGN Mining Co. Ltd. (HKD) † 262,320,000 130,284,228
CGN Power Co. Ltd. (HKD)
144A † 490,726,000 220,916,957
351,201,185
Czech Republic : 4.4%
CEZ AS 3,595,287 202,348,082
Underline
Finland : 5.3%
Fortum Oyj † 9,412,342 239,939,007
Underline
Kazakhstan : 4.6%
NAC Kazatomprom JSC (USD)
(GDR) 2,650,500 209,298,222
Underline
South Korea : 2.8%
KEPCO Engineering &
Construction Co., Inc. 1,257,734 129,899,039
Underline
United Kingdom : 2.9%
Yellow Cake PLC 144A * † ‡ 16,628,890 132,681,733
Underline
Number
of Shares Value
United States : 48.0%
BWX Technologies, Inc. 1,487,138 $ 304,104,850
Centrus Energy Corp. * † 947,026 164,394,243
Constellation Energy Corp. 1,292,358 360,890,971
Encore Energy Corp. * † ‡ 10,917,996 19,652,393
Energy Fuels, Inc. * † 10,891,223 198,764,820
NANO Nuclear Energy, Inc. *
† ‡ 3,009,825 61,641,216
NuScale Power Corp. * † 15,669,220 169,854,345
Oklo, Inc. * † 3,482,902 172,717,110
PG&E Corp. 14,504,620 254,846,173
Public Service Enterprise
Group, Inc. 3,442,513 278,671,427
Uranium Energy Corp. * † 15,378,517 207,609,980
2,193,147,528
Total Common Stocks
(Cost: $3,857,344,179) 4,555,626,963
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.1%
Money Market Fund: 4.1%
(Cost: $187,677,823)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 187,677,823 187,677,823
Total Investments: 103.8%
(Cost: $4,045,022,002) 4,743,304,786
Liabilities in excess of other assets: (3.8)% (175,472,422)
NET ASSETS: 100.0% $ 4,567,832,364
Definitions:
GDR Global Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
(a) The rate shown is the 7-day yield as of 03/31/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $945,134,367.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $353,598,690, or 7.7% of net assets.

VANECK URANIUM AND NUCLEAR ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Transactions in and earnings from securities of affiliates for the period ended March 31, 2026 were as follows:
Value
12/31/2025 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
3/31/2026
Dividend
Income
Deep Yellow Ltd. $ 69,646,375 $ 18,366,233 $ (24,934,774) $ (4,389,669) $ 494,227 $ –(a) $ –
Denison Mines
Corp. 166,503,575 47,195,247 (68,472,064) (2,033,227) 48,843,771 192,037,302 –
Encore Energy
Corp. 24,101,699 5,406,907 (1,260,919) (1,130,439) (7,464,855) 19,652,393 –
NANO Nuclear
Energy, Inc. 77,824,813 18,952,507 (18,429,539) (20,042,157) 3,335,592 61,641,216 –
Paladin Energy Ltd. 152,547,115 41,330,788 (33,003,675) (4,971,884) 37,996,287 193,898,631 –
Silex Systems Ltd. 100,706,835 16,929,382 (16,449,667) (5,309,435) (32,461,962) 63,415,153 –
Ur-Energy, Inc. 28,360,647 6,533,039 (34,741,265) (1,321,000) 1,168,579 – –
Yellow Cake PLC 125,741,772 27,430,415 (18,826,810) (2,848,213) 1,184,569 132,681,733 –
Total
$ 745,432,831 $ 182,144,518 $ (216,118,713) $ (42,046,024) $ 53,096,208 $ 663,326,428 $ –
(a) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 4,555,626,963
Australia $ — $ 316,496,176 $ — $ 316,496,176
Canada 780,615,991 — — 780,615,991
China — 351,201,185 — 351,201,185
Czech Republic 202,348,082 — — 202,348,082
Finland — 239,939,007 — 239,939,007
Kazakhstan — 209,298,222 — 209,298,222
South Korea — 129,899,039 — 129,899,039
United Kingdom — 132,681,733 — 132,681,733
United States 2,193,147,528 — — 2,193,147,528
Money Market Fund 187,677,823 — — 187,677,823
Total Investments $ 3,363,789,424 $ 1,379,515,362 $ — $ 4,743,304,786